Statements Of Shareholders' Equity And Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	Non-Controlling Interest [Member]	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ (4)	$ 304	$ 18,131	$ 65	$ (1,908)	$ (389)		$ 16,199
Changes during the year ended:
Net Income (loss)	(44)				14		(30)	(30)
Investment in treasury stock						(153)		(153)
Unrealized loss on derivative instruments				(81)			(81)	(81)
Foreign currency translation adjustment				91			91	91
Stock option compensation			73					73
Total comprehensive income
Balance at Dec. 31, 2009	(48)	304	18,204	75	(1,894)	(542)	(20)	16,099
Changes during the year ended:
Net Income (loss)	(26)				1,591		1,565	1,565
Investment in treasury stock						(210)		(210)
Unrealized loss on derivative instruments				(79)			(79)	(79)
Unrealized gain on other intangible assets and goodwill				207			207	207
Foreign currency translation adjustment				(468)			(468)	(468)
Exercise of stock options			11					11
Stock option compensation			60					60
Total comprehensive income
Balance at Dec. 31, 2010	(74)	304	18,275	(265)	(303)	(752)	1,225	17,185
Changes during the year ended:
Net Income (loss)	(57)				2,668		2,611	2,611
Cash dividend paid					(3,216)			(3,216)
Unrealized loss on derivative instruments				(431)			(431)	(431)
Unrealized gain on other intangible assets and goodwill				(109)			(109)	(109)
Foreign currency translation adjustment				359			359	359
Exercise of stock options		9	724					733
Total comprehensive income
Balance at Dec. 31, 2011	$ (131)	$ 313	$ 18,999	$ (446)	$ (851)	$ (752)	$ 2,430	$ 17,132